Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2014	2013

Deferred tax assets
Policy liabilities and reserves	$ 81	$ 118
Investments	276	536
Accrued expenses	26	-
Deferred policy acquisition costs	230	157
Other	3	14

Gross deferred tax assets	616	825

Deferred tax liabilities
Unrealized investment gains	118	143
Deferred and uncollected premium	58	1
Other	-	70

Gross deferred tax liabilities	176	214

Net deferred tax asset	$ 440	$ 611